Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - £ / shares	Jun. 30, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Ordinary Shares, Par Value	£ 0.10	£ 0.10